Deposits, Prepaid and Other	12 Months Ended
Dec. 31, 2017
Disclosure Of Deposits Prepaid And Other [Abstract]
Deposits, Prepaid and Other	Note 10. Deposits, Prepaid and Other
As at December 31:	2017	2016
Prepayments and deposits for inventories	$303	$11,117
Other	2,075	1,078
	$2,378	$12,195